Commitments and Contingencies (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Lease Exit Obligation	$ 24,615		$ 24,615		$ 44,615
Monthly rent payment current year	11,557		11,557
Monthly rent in one year	11,958		11,958
Monthly rent in two years	12,357		12,357
Rent expense	43,874	43,329	866,669	92,617	179,179	144,703
Earn out commitment					An earn-out payment (payable 20 months after closing of the transaction) of a number of shares of common stock of the Company equal to (a) 1.5, multiplied by the Company’s net revenue from acquired customers and customer prospects for the twelve-month period beginning six months after the closing date, divided by (b) the average of the volume-weighted average trading prices of the Company’s common stock for the 25 trading days immediately preceding the earn-out payment (subject to a collar of $1.49 and $2.01 per share).
Earn-out payable					2,032,881	2,658,238
Change in earn-out payable					625,357	999,347
Remaining rent obligation					38,088
Remaining deferred rent					$ 6,527